LIABILITIES IN RESPECT OF GOVERNMENT GRANTS	12 Months Ended
Dec. 31, 2023
Disclosure Of Liabilities In Respect Of Government Grant Abstract
LIABILITIES IN RESPECT OF GOVERNMENT GRANTS
NOTE 12: -	LIABILITIES IN RESPECT OF GOVERNMENT GRANTS
	2023	2022

Balance on January 1,	$4,744	$4,396
Grants received *)	66	212
Royalties paid	(73)	(31)
Amounts recorded in profit or loss	77	167

Balance on December 31,	$4,814	$4,744

*) Excludes EU Horizon grant received in May 2023 - see also Note 5g.

The Company received research and development grants from the IIA and undertook to pay royalties of 3% of revenues derived from research and development projects that were financed by the IIA, of up to 100% of the grants received (including accrued interest). As of December 31, 2023, the Company received grants amounting to $9,108 (including accrued interest), of which $3,601 were repaid to date.

In July 2022, Canonic Ltd. received the Israeli Ministry of Economy approval to be included in “Smart money” grants program for marketing operations in Germany. The maximum grants amount from this program is approximately $85. Canonic Ltd. undertook to pay royalties of 3% of yearly revenues above approximately $284 derived from the operation in Germany, up to 100% of the grants received. As of December 31, 2023, Canonic Ltd. received $42 for marketing expenses in Germany incurred until December 31, 2023.

In February 2024, Lavie Bio Ltd. received the Israeli Ministry of Economy approval to be included in “Smart money” grant program to begin exporting in Canada. See also Note 24b.